AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Principal Amount	General Obligation Bonds (27.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Barrington, Rhode Island
$840,000	2.500%, 08/01/25	Aa1/NR/NR	$824,099

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	876,262
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,648,877

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,628,674

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,383,737
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,308,317
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,053,480
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	641,162
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	896,335
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	471,339
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	481,650
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,548,375
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,038,270

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,585
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,705
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	757,631

	Hopkinton, Rhode Island
450,000	4.375%, 08/15/31	Aa3/NR/NR	450,414

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,020,326
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,016,532

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,512,720
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,262,002

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	465,250

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,028,721

	North Kingstown, Rhode Island
375,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	375,338
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,401,645

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value
	North Smithfield, Rhode Island
$ 825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	$ 827,096
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,076,527

	Pawtucket, Rhode Island
770,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	788,087
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	975,235
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	1,021,001
975,000	4.500%, 07/15/35 Series C AGMC Insured	A1/AA/NR	1,046,936

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,160,360

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A	975,536
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A	2,011,186
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A	1,000,490

	Richmond, Rhode Island
525,000	3.000%, 08/01/24	Aa3/NR/NR	526,759

	State of Rhode Island
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,971,440
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,611,100
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,961,220
1,500,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	1,371,825
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,023,160
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,067,860
1,500,000	4.000%, 08/01/30 Series 2021C	Aa2/AA/AA	1,635,015
1,000,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	1,055,510

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,213,641

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,171,240

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	838,272

	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	401,439
	Total General Obligation Bonds		54,823,381

Principal Amount	Revenue Bonds (69.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Development (6.9%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
$3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	$3,107,040
3,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	3,587,010

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	1,759,884

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	980,432
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	879,451
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,034,634

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,179,797
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,398,303
	Total Development		13,926,551

	Healthcare (3.5%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
875,000	5.000%, 05/15/28 Series 2016	NR/BBB+/BBB+	898,529
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,022,470
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,018,920
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,270,625
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,758,173

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,064,450
	Total Healthcare		7,033,167

	Higher Education (6.0%)
	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,503,575

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,016,740

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,538,680
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	248,293
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	246,553

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,058,030

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
$ 500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	$ 510,685
2,000,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	1,912,380
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,024,020
	Total Higher Education		12,058,956

	Housing (5.8%)
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	136,106
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	1,588,660
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,455,000
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,513,180
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	590,415

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	674,620
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	780,360

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
1,125,000	0.450%**, 10/01/40 Series 2021 1-A (Mandatory Tender Date 10/01/23)	Aa2/NR/NR	1,092,319

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
355,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	355,387
365,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	365,796
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,171,894
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	993,410
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,000,970
	Total Housing		11,718,117

	Public School (32.1%)
	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	834,973

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	827,411

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,582,350

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
$1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	$1,000,610
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,000,660

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,206,492

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,000,350
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	1,997,780
2,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	1,985,320

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
1,455,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	1,362,171
1,500,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	1,464,045

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	958,025

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Johnston
1,045,000	5.000%, 05/15/34 Series 2022F	NR/AA/NR	1,200,277

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	3,682,978
1,000,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,031,760

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,629,299

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
2,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	2,058,860

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingston
355,000	3.000%, 05/15/33 Series 2021 A	NR/AA+/NR	346,998
415,000	3.000%, 05/15/34 Series 2021 A	NR/AA+/NR	405,716

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	811,725
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	560,195
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	558,840
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	557,695
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	505,205

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
$1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	$1,594,257
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,060,970
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,096,937
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,136,423
1,000,000	4.000%, 05/15/35 Series 2022A	Aa3/NR/NR	1,029,410
1,000,000	4.000%, 05/15/36 Series 2022A	Aa3/NR/NR	1,002,030
1,000,000	4.000%, 05/15/38 Series 2022A	Aa3/NR/NR	987,030
500,000	4.000%, 05/15/42 Series 2022A	Aa3/NR/NR	485,450
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	1,943,450

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	594,885

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
1,000,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	1,013,470

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,364,400

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	869,610
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	847,910

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,710,049

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/36 Series 2022B	NR/AA/NR	1,008,260

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	531,975
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	524,110

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	493,229

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,108,840

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
$1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	$1,757,158

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,500,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	1,531,590
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,542,930
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,048,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,009,820
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,027,910

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,035,580
500,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	512,515

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	547,060
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	549,975
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	542,330

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	787,839
	Total Public School		64,865,197

	Secondary Education (1.2%)
	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	601,968
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	593,280
1,265,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	1,238,890
	Total Secondary Education		2,434,138

	Transportation (7.8%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A-/BBB+	653,301
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A-/BBB+	1,039,086

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/BBB+/NR	1,465,299
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,624,260

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (continued)
	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
$1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	$1,876,178
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,066,950

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A-/BBB+	1,009,700
2,000,000	4.000%, 07/01/24 Series B	Baa1/A-/BBB+	2,009,720

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,279,717
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,522,845
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,002,960
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	310,059
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	308,427
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	505,984
	Total Transportation		15,674,486

	Water and Sewer (4.8%)
	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,226,581

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,097,640

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A+/NR	1,796,346

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,669,580
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	521,760

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	500,655
	Total Water and Sewer		9,812,562

	Other Revenue (1.1%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	2,165,080
	Total Revenue Bonds		139,688,254

Principal Amount	Pre-Refunded Bonds (1.8%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (1.3%)
	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
$1,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	$1,121,833
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,561,515
	Total Pre-Refunded General Obligation Bonds		2,683,348

	Pre-Refunded Revenue Bonds (0.5%)
	Higher Education (0.5%)
	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/NR/NR	1,030,150
	Total Pre-Refunded Revenue Bonds		3,713,498
	Total Municipal Bonds (cost $208,926,594)		198,225,133

Shares	Short-Term Investment (1.1%)
2,237,149	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%* (cost $2,237,149)	Aaa-mf/AAAm/NR	2,237,149

	Total Investments (cost $211,163,743-note b)	99.3%	200,462,282
	Other assets less liabilities	0.7	1,468,185
	Net Assets	100.0%	$201,930,467

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch	8.8%
	Pre-refunded bonds\ ETM bonds††	1.9
	Aa of Moody's or AA of S&P or Fitch	74.8
	A of Moody's or S&P or Fitch	9.9
	Baa of Moody's or BBB of S&P or Fitch	4.6
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	The rate is an annualized seven-day yield at period end.
**	Variable rate.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $211,163,743 amounted to $10,701,461, which consisted of aggregate gross unrealized appreciation of $455,729 and aggregate gross unrealized depreciation of $11,157,190.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,237,149
Level 2 – Other Significant Observable Inputs - Municipal Bonds	198,225,133
Level 3 – Significant Unobservable Inputs	—
Total	$200,462,282

+ See schedule of investments for a detailed listing of securities.